CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Share-based compensation expenses	$ 94.4	₽ 6,552	₽ 4,193	₽ 3,422
Cost of revenues
Share-based compensation expenses	2.6	180	178	193
Product development
Share-based compensation expenses	64.1	4,450	2,477	2,238
Sales, general and administrative
Share-based compensation expenses	$ 27.7	₽ 1,922	₽ 1,538	₽ 991